Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Fair Value of Available-for-sale Marketable Debt Securities by Type of Security
As of December 31, 2022, the fair value of
available-for-sale
marketable securities by type of security was as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable debt securities:
U.S. Treasury notes	$50,080	$1	$(714)	$49,367
U.S. government agency bonds	10,957	—	(184)	$10,773
Corporate bonds	$13,891	$—	$(118)	$13,773

	$74,928	$1	$(1,016)	$73,913

As of December 31, 2021, the fair value of
available-for-sale
marketable securities by type of security was as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable debt securities:
U.S. Treasury notes	$77,550	$—	$(188)	$77,362
U.S. government agency bonds	20,775	—	(33)	$20,742

	$98,325	$—	$(221)	$98,104

Summary of Available-for-sale Debt Securities by Contractual Maturity
The amortized cost and fair value of the Company’s
available-for-sale
securities by contractual maturity are summarized as follows:

	December 31, 2022
	Amortized Cost	Fair Value
Maturing in one year or less	$73,446	$72,453
Maturing in more than one year	1,482	$1,460

	$74,928	$73,913

The amortized cost and fair value of the Company’s
available-for-sale
securities by contractual maturity are summarized as follows:

	December 31, 2021
	Amortized Cost	Fair Value
Maturing in one year or less	$60,462	$60,406
Maturing in more than one year	37,863	$37,698

	$98,325	$98,104